Employee Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Employee Benefit Plans

16. Employee Benefit Plans

Pension Plan

The Company operates a defined contribution group personal pension plan for all of its UK based employees. Company contributions to the plan totaled approximately $500 and $51,000 for the years ended December 31, 2025 and 2024, respectively.

401(k) Plan

The 401(k) Plan provides for matching contributions by the Company in an amount equal to the lesser of 100% of the employee’s deferral or 6% of the U.S. employee’s qualifying compensation. The 401(k) Plan is intended to qualify under Section 401(k) of the Internal Revenue Code, so that contributions to the 401(k) Plan by employees or by the Company, and the investment earnings thereon, are not taxable to the employees until withdrawn. Company matching contributions are tax deductible by the Company when made. In 2025, Company employees could elect to reduce their current compensation by up to the statutorily prescribed annual limit of $23,500 if under 50 years old and $31,000 if over 50 years old and to have those funds contributed to the 401(k) Plan. The Company made contributions of approximately $333 and $40,000 to the 401(k) Plan for the years ended December 31, 2025 and 2024, respectively.

Future NRG Sdn. Bhd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee Benefit Plans

16. EMPLOYEE BENEFIT PLANS

Statutory defined contribution plans in Malaysia per the Employees Provident Fund Act 1991 (EPF), Social Security Organization Act 1969 (SOCSO), Employment Insurance System Act 2017 (EIS), and Human Resource Development Corporation Act 2001 (HRDC):

Mar 31, 2026 (USD)
EPF contributions	7,083
SOCSO contributions	766
EIS contributions	88
HRDC contributions	550
Total statutory contribution expense	8,487

15.	EMPLOYEE BENEFIT PLANS

Included in the compensation and benefits included in operating cost of USD 97,826 (FY 2024 : USD86,105) are statutory defined contribution of USD 11,706 (FY2024: USD10,619). The statutory defined contribution plans for its employees in Malaysia include contributions to the Employees Provident Fund (“EPF”), Social Security Organization (“SOCSO”), Employment Insurance System (“EIS”), and Human Resource Development Fund (“HRDF”) as follows:.

	Note	2025	2024
		(USD)	(USD)
Employee contributions:
EPF		9,345	5,176
SOCSO		1,013	650
EIS		116	74
HRDF		728	373
Total employee benefit plan expense		11,201	6,272

Director statutory contributions:
EPF		474	3,781
SOCSO		14	244
EIS		2	28
HRDF		15	295
Total director statutory contributions		505	4,347